Employee Savings Plan	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Employee Savings Plan
Employee Savings Plan
PPG’s Employee Savings Plan (“Savings Plan”) covers substantially all U.S. employees. The Company makes matching contributions to the Savings Plan, at management's discretion, based upon participants’ savings, subject to certain limitations. For most participants not covered by a collective bargaining agreement, Company-matching contributions are established each year at the discretion of the Company and are applied to participant savings up to a maximum of 6% of eligible participant compensation. For those participants whose employment is covered by a collective bargaining agreement, the level of Company-matching contribution, if any, is determined by the relevant collective bargaining agreement.
The Company-matching contribution was suspended from March 2009 through June 2010 as a cost savings measure in recognition of the adverse impact of the global recession. Effective July 1, 2010, the Company match was reinstated at 50% on the first 6% of compensation contributed for most employees eligible for the Company-matching contribution feature. This included the union represented employees in accordance with their collective bargaining agreements. On January 1, 2011, the Company match was increased to 75% on the first 6% of compensation contributed by these eligible employees and this level was maintained throughout 2012.
Compensation expense and cash contributions related to the Company match of participant contributions to the Savings Plan for 2012, 2011 and 2010 totaled $28 million , $26 million and $9 million, respectively (of which $5 million, $4 million and $1 million is reported in "Income from discontinued operations, net of tax", respectively). A portion of the Savings Plan qualifies under the Internal Revenue Code as an Employee Stock Ownership Plan. As a result, the dividends on PPG shares held by that portion of the Savings Plan totaling $18 million, $20 million and $24 million for 2012, 2011 and 2010, respectively, were tax deductible to the Company for U.S. Federal tax purposes.